SHAREHOLDERS EQUITY	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS EQUITY
SHAREHOLDERS EQUITY

NOTE 31 - SHAREHOLDERS EQUITY

31.1 Capital stock paid up

The capital stock of Eletrobras, on December 31, 2024, is R$69,991,640, comprised of capital stock of R$70,099,826, minus expenses with share issuances in the amount of R$(108,186) (R$69,991,640 on December 31, 2023) and its shares have no nominal value.

The capital stock is distributed among the main shareholders and types of shares, as shown below:

	12/31/2024
	ORDINARY		PREFERENTIAL						TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Serie A	%	Serie B	%	Golden Share	%	QUANTITY	%
Federal Government	667,888,884	32.95	—	—	493	—	1	100.00	667,889,378	28.95
GIC Private	124,796,783	6.16	—	—	6,338,345	2.26	—	—	131,135,128	5.68
BNDES	74,545,264	3.68	—	—	18,262,671	6.52	—	—	92,807,935	4.02
BNDESPAR	71,956,435	3.55	—	—	18,691,102	6.68	—	—	90,647,537	3.93
BlackRock	67,110,765	3.31	—	—	10,674,963	3.81	—	—	77,785,728	3.37
American Depositary Receipts - ADR’s	50,908,103	2.51	—	—	4,812,944	1.72	—	—	55,721,047	2.42
Radar Resource Manager	5,821,332	0.29	—	—	30,594,076	10.93	—	—	36,415,408	1.59
Others	963,983,932	47.55	146,920	100.00	190,566,799	68.07	—	—	1,154,697,651	50.04
	2,027,011,498	100.00	146,920	100.00	279,941,393	99.99	1	100.00	2,307,099,812	100.00

31.2 Treasury shares

31.2.1 Merge of shares

In July 2024, the Company approved the new share buyback program that provides for the acquisition of up to 197.717.216 common shares and up to 26,873,194 preferred shares B, with a term of 18 months. The Company may use these shares for subsequent cancellation, disposal, maintenance in treasury, compliance with compensation plans or to settle obligations arising from legal demands related to compulsory loans or constitutionality of the tax, without reducing the capital stock, to increase the value to shareholders through the efficient application of available cash resources, optimizing the allocation of its capital. Below is a table covering all treasury shares:

	12/31/2024			12/31/2023
	CLASS	QUANTITY	AMOUNT	QUANTITY	AMOUNT
Repurchase of shares	ON	49,404,300	1,805,052	46,770,200	1,692,434
Restricted shares	ON	(631,501)	(19,939)	(438,552)	(13,595)
Shares issued	ON	3,451,692	168,168	3,451,692	168,168
Dissident shareholders	PNA	4,361	212	4,361	212
Repurchase of shares	GNP	7,432,000	277,265	7,032,800	274,784
Compulsory loan agreement	GNP	(195,000)	(7,747)	(195,000)	(7,747)
			2,223,011		2,114,256

31.3 Capital Reserve

This reserve consists of accumulated capital surpluses, which have been permanently invested by the Company, plus the equity instruments granted, resulting from long-term incentive programs, see 26.

31.4 Profit reserves

31.4.1 - Legal reserve

Constituted through the appropriation of 5% of the net income for the year, in accordance with Law No. 6,404/1976.

31.4.2 – Retained Earnings Reserve

According to Law No. 6,404/1976, the General Meeting may, by proposal of the administration bodies, decide to withhold part of the net income for the year foreseen in a capital budget previously approved by it.

31.4.3 – Statutory Reserves

The General Meeting shall allocate, in addition to the legal reserve, calculated on the net profits for the year:

Up to 75% (seventy-five per cent) of the net income for the year will be allocated to the investment reserve, in order to ensure the maintenance and development of the activities that make up the Company’s corporate purpose.

31.5 Allocation of the result

The Company’s by-laws establish as a minimum mandatory dividend 25% of net income, adjusted in accordance with the corporate law, respecting the minimum dividend for class A and class B preferred shares, of 8% and 6%, respectively, of the nominal value of the capital stock related to these types and classes of shares, providing for the possibility of paying interest on own capital.

Below is the distribution of the income, imputed to the minimum dividends, in accordance with the applicable legislation, to be deliberated at the Annual General Meeting:

Allocation of the Year	12/31/2024	12/31/2023
Balance for the destination of the year	10,378,122	4,549,774
Legal reserve	(518,906)	(227,489)
Mandatory Dividends	(2,464,804)	(1,080,571)
Additional proposed dividends	(1,535,196)	(216,114)
Accumulated losses	(9,675)	—
Subtotal to distribute	5,849,541	3,025,600
Constitution of Statutory Reserves and Profit Retention	(5,849,541)	(3,025,600)
Balance to be distributed for the year	—	—

Accounting Policy

Expenses for issuing shares are presented as a reduction to net equity, as capital transactions.